Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2015
Finite Lived Intangible Assets Net [Abstract]
Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$44,877	$(9,855)	$35,022
Additions	—	(3,286)	(3,286
Balance at December 31, 2014	$44,877	$(13,141)	$31,736
Additions	—	(1,643)	(1,643
Balance at June 30, 2015	$44,877	$(14,784)	$30,093

Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Favorable lease terms charter-out	$(822)	$(822)	$(1,643)	$(1,643)
Total	$(822)	$(822)	$(1,643)	$(1,643)

Aggregate Amortizations of Intangible Assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(3,286)	$(3,083)	$(2,811)	$(2,811)	$(2,811)	$(15,291)	$(30,093)
Total	$(3,286)	$(3,083)	$(2,811)	$(2,811)	$(2,811)	$(15,291)	$(30,093)